Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Entity Central Index Key	0001038143
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity File Number	1-14712
Entity Registrant Name	ORANGE
Entity Address, Address Line One	78, rue Olivier de Serres
Entity Address, Postal Zip Code	75015
Entity Address, City or Town	Paris
Entity Address, Country	FR
Current Fiscal Year End Date	--12-31
Amendment Flag	false